Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization [Abstract]
Organization

Note 1. Organization

Terra Innovatum Global, Srl. (the “Company”), an Italian limited liability company limited by shares was formed on April 29, 2025, for the purpose of becoming the ultimate parent company following the transactions contemplated in a merger agreement (the “Merger Agreement”) entered into on April 21, 2025, by Terra Innovatum, Srl., GSR III Acquisition Corp. (“GSR III”), and other parties (also see Note 5 — Commitments and Contingencies). The Company’s legal headquarters is in Lucca Italy, San Marco district at Via Matteo Trenta No. 117.

Terra Innovatum, Srl. was incorporated under the laws of Italy on September 23, 2021 and is headquartered in Lucca, Italy. Terra Innovatum, Srl. is a pioneering nuclear energy technology company developing the SOLO Micro-Modular Nuclear Reactor (“SOLO”), a breakthrough solution designed to address critical challenges in clean energy production. The Company’s reactor represents a significant technological and engineering advancement, offering a compact, safe, and economically compelling alternative to traditional energy infrastructure. The SOLO reactor’s core innovation lies in its ability to generate 1 MWe of electricity baseload with a continuous operational cycle of up to 15 years, extendable to 45 years through strategic refueling, with a fixed and competitive projected levelized cost of energy. The Company’s strategic roadmap targets commercial deployment by 2028, with a clear focus on delivering a scalable, modular nuclear solution that can be deployed across diverse markets — from industrial and infrastructure to remote and off-grid applications. Key differentiators include a gas-cooled design, multiple safety shutdown mechanisms, safeguard-by-design, small footprint, and the ability to use commercially available Low Enriched Uranium (“LEU”), which significantly reduces regulatory and technological barriers typical in nuclear energy development. The Company has made substantial progress in de-risking its First-of-a-Kind (“FOAK”) reactor, including initiating regulatory engagement with the U.S. Nuclear Regulatory Commission (“NRC”), and establishing a robust supply chain strategy. The Company has completed the reactor design, validated key technological components, and is advancing through critical regulatory milestones to achieve the Company’s 2027 FOAK reactor completion target.

On June 23, 2025, the Terra Innovatum, Srl. quotaholders, who collectively owned 100% of both Terra Innovatum Global, Srl. and Terra Innovatum, Srl., contributed 100% of their respective quotas in the capital of Terra Innovatum, Srl. to Terra Innovatum Global, Srl. (the “Contribution”). As a result of the Contribution, Terra Innovatum, Srl. became a wholly owned subsidiary of Terra Innovatum Global, Srl. This transaction represents a transfer of ownership interests between entities under common control and is accounted for in accordance with ASC 805-50, Business Combinations — Subtopic 50: Transactions Between Entities Under Common Control. Under this guidance, the assets and liabilities of Terra Innovatum, Srl. were transferred to Terra Innovatum Global, Srl. at their carrying amounts as of the date of transfer, with no recognition of goodwill or gain/loss. The Contribution also results in a change in the reporting entity under U.S. GAAP, as Terra Innovatum Global, Srl. now serves as the ultimate parent company for financial reporting purposes. Comparative financial statements have been retrospectively adjusted to reflect the financial position and results of operations of Terra Innovatum Global, Srl. as if the entities had always been combined. (Also, see below in “Contribution of Ownership Interests.”)

On September 29, 2025, the Company established GSR III Cayman Merger Sub as an exempted company under the laws of the Cayman Islands. The formation was executed to support the transactions contemplated in the Merger Agreement. GSR III Cayman Merger Sub is a wholly-owned subsidiary of the Company.

Merger

Background

On April 21, 2025, Terra Innovatum, Srl., GSR III, and such other parties that may become parties entered into the Merger Agreement. The following are the transactions contemplated in the Merger Agreement:

Pre-Closing Restructuring

Terra Innovatum, Srl. has undergone a pre-closing restructuring (the “Terra Innovatum, Srl. Pre-Closing Restructuring”):

●	Formation of Terra Innovatum Global, Srl.: On April 29, 2025, Terra Innovatum Global, Srl. was created with the same owners and ownership percentages as Terra Innovatum, Srl.
●	Contribution of Ownership Interests: On June 23, 2025, the Terra Innovatum, Srl. quotaholders, who collectively own 100% of both Terra Innovatum Global, Srl. and Terra Innovatum, Srl. effected the Contribution. As a result of the Contribution, Terra Innovatum, Srl. became a wholly owned subsidiary of Terra Innovatum Global Srl.

Formation of Terra MergerCo

After the Terra Innovatum, Srl. pre-closing Restructuring, Terra Innovatum Global, Srl. will form a Cayman Islands exempted company (“Terra MergerCo”) as a direct, wholly owned subsidiary to complete the merger.

Closing Date

On the closing date of the merger, Terra Innovatum Global, Srl. will be converted from an Italian limited liability company into a Dutch public limited company named Terra Innovatum Global, N.V. and GSR III will continue as the surviving entity and become a wholly owned subsidiary of Terra Innovatum Global, Srl. At the effective time of the Merger, each outstanding ordinary share of GSR III will be exchanged for one ordinary share of Terra Innovatum Global, Srl. (the “Merger”).

Registration and Listing

Terra Innovatum Global, Srl. plans to register the shares with the U.S. Securities and Exchange Commission and apply to list these shares on the Nasdaq Stock Market.

Conditions and Closing Date

The Merger requires approval from GSR III shareholders’ and the satisfaction of other customary closing conditions.

Accounting

The Merger will be accounted for as a recapitalization, with GSR III treated as the acquired company for accounting purposes and Terra Innovatum Global, Srl. will be treated as the accounting acquirer.

Note 1. Organization

Terra Innovatum, Srl. (“Terra” or the “Company”) was incorporated under the laws of Italy on September 23, 2021 (“Inception”) and is headquartered in Lucca, Italy. Terra is a pioneering nuclear energy technology company developing the SOLO Micro-Modular Nuclear Reactor (“SOLO”), a breakthrough solution designed to address critical challenges in clean energy production. Terra’s reactor represents a significant technological and engineering advancement, offering a compact, safe, and economically compelling alternative to traditional energy infrastructure. The SOLO reactor’s core innovation lies in its ability to generate 1 MWe of electricity baseload with a continuous operational cycle of up to 15 years, extendable to 45 years through strategic refuelling, with a fixed and competitive projected levelized cost of energy. Terra’s strategic roadmap targets commercial deployment by 2028, with a clear focus on delivering a scalable, modular nuclear solution that can be deployed across diverse markets — from industrial and infrastructure to remote and off-grid applications. Key differentiators include a gas-cooled design, multiple safety shutdown mechanisms, safeguard-by-design, small footprint, and the ability to use commercially available Low Enriched Uranium (“LEU”), which significantly reduces regulatory and technological barriers typical in nuclear energy development. Terra has made substantial progress in de-risking its First-of-a-Kind (“FOAK”) reactor, including initiating regulatory engagement with the U.S. Nuclear Regulatory Commission (“NRC”), and establishing a robust supply chain strategy. Terra has completed the reactor design, validated key technological components, and is advancing through critical regulatory milestones to achieve Terra’s 2028 FOAK reactor completion target.